UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     4/26/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              119

Form 13F Information Table Value Total:         $103,407

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AOL Time Warner Inc.             COMMON   00184A105     2147         90783 SH       SOLE                                       90783
AT&T Corp 11/15/11 7.30%         CONVERT  001957AZ2     1203          1250 PRN      SOLE                                        1250
AT&T Wireless                    COMMON   00209A106      451         50379 SH       SOLE                                       50379
Abbott Laboratories              COMMON   002824100      302          5734 SH       SOLE                                        5734
Abiomed                          COMMON   003654100      138         12400 SH       SOLE                                       12400
American Express Co.             COMMON   025816109      634         15476 SH       SOLE                                       15476
Amer Int'l Group                 COMMON   026874107      945         13097 SH       SOLE                                       13097
Amgen Inc                        COMMON   031162100      568          9510 SH       SOLE                                        9510
Applied Materials                COMMON   038222105      942         17366 SH       SOLE                                       17366
Arizona Wst Wtr A 7/01/08        CONVERT  040669DP5      226           210 PRN      SOLE                                         210
Arizona Wst Wtr 7/1/08           CONVERT  040669ET6      308           290 PRN      SOLE                                         290
Automatic Data Proc              COMMON   053015103      411          7053 SH       SOLE                                        7053
BP Amoco PLC ADR                 COMMON   055622104      251          4720 SH       SOLE                                        4720
Bed Bath & Beyond                COMMON   075896100     1165         34525 SH       SOLE                                       34525
BellSouth Corp.                  COMMON   079860102      219          5940 SH       SOLE                                        5940
Bristol-Myers Squibb             COMMON   110122108     1177         29057 SH       SOLE                                       29057
Broward Co FL Rev 10/01/13       CONVERT  115088BU9      518           500 PRN      SOLE                                         500
CSC Hldgs 7/15/08                CONVERT  126304AJ3      541           565 PRN      SOLE                                         565
Canadian Nat Railway             COMMON   136375102     1509         30200 SH       SOLE                                       30200
Cendant Corp.                    COMMON   151313103      425         22125 SH       SOLE                                       22125
ChevronTexaco                    COMMON   166764100      715          7917 SH       SOLE                                        7917
Cisco Systems                    COMMON   17275R102     1488         87873 SH       SOLE                                       87873
CitiGroup Inc.                   COMMON   172967101     3307         66779 SH       SOLE                                       66779
Clear Channel Comm               COMMON   184502102      586         11408 SH       SOLE                                       11408
Comcast Cable 1/30/11            CONVERT  20029PAL3      404           415 PRN      SOLE                                         415
Commercial Concepts              COMMON   201614104        0         20000 SH       SOLE                                       20000
Conn St Spl Obg Rev 4/1/12       CONVERT  207757RG2      533           500 PRN      SOLE                                         500
Eaton Vance Mass                 COMMON   27826L603      168         16217 SH       SOLE                                       16217
Emulex Corp.                     COMMON   292475209      440         13374 SH       SOLE                                       13374
Exxon Mobil Corp.                COMMON   30231G102     1929         44015 SH       SOLE                                       44015
Fairfield OH Sch 12/1/20         CONVERT  304657JN0      542           500 PRN      SOLE                                         500
FHLB 9/15/03 5.125%              CONVERT  3133M5QB9     1644          1605 PRN      SOLE                                        1605
FHLB 8/15/05 6.875%              CONVERT  3133MBY92     1357          1275 PRN      SOLE                                        1275
FHLB 2/15/11 5.875%              CONVERT  3133MDBT9     2432          2465 PRN      SOLE                                        2465
Federal Home Ln Mtge             COMMON   313400301      572          9021 SH       SOLE                                        9021
FHLB 2/9/06 5.825%               CONVERT  3134A0UV2     1104          1070 PRN      SOLE                                        1070
Fannie Mae                       COMMON   313586109     2352         29441 SH       SOLE                                       29441
Fidelity Nat Information         COMMON   31620P109      690         32634 SH       SOLE                                       32634
Fidelity Nat Financial           COMMON   316326107     4200        159259 SH       SOLE                                      159259
FL St BD Fin 7/01/05             CONVERT  342812ZE7      539           500 PRN      SOLE                                         500
Ford Credit SR 12/08/05          CONVERT  345397NJ8      419           430 PRN      SOLE                                         430
Ford Credit Glbal 1/12/09        CONVERT  345397SG9      369           410 PRN      SOLE                                         410
Ford Credit 7/16/04              CONVERT  345397SJ3      724           715 PRN      SOLE                                         715
GTE Corp 4/15/06                 CONVERT  362320AX1      564           555 PRN      SOLE                                         555
General Electric                 COMMON   369604103     3953        105541 SH       SOLE                                      105541
General Mills 6/15/06            CONVERT  37033LCA2     1013           910 PRN      SOLE                                         910
GM Corp Nts 1/15/11              CONVERT  370442BB0      878           890 PRN      SOLE                                         890
Goldman Sachs Group Inc          COMMON   38141G104      219          2425 SH       SOLE                                        2425
Hewlett Packard Co               COMMON   428236103      224         12491 SH       SOLE                                       12491
Hillsborough Fl 6/1/20           CONVERT  432327DU5      523           500 PRN      SOLE                                         500
Home Depot Inc.                  COMMON   437076102     1652         33985 SH       SOLE                                       33985
Honeywell Intl 3/1/10            CONVERT  438516AK2      218           205 PRN      SOLE                                         205
ICT Group                        COMMON   44929Y101      928         37940 SH       SOLE                                       37940
IGEN Int'l Inc.                  COMMON   449536101     2850         75228 SH       SOLE                                       75228
Insured Muni Inc Fd Paine Webber COMMON   45809F104      339         25243 SH       SOLE                                       25243
Integramed Amer NEW              COMMON   45810N302      204         34636 SH       SOLE                                       34636
Intel Corp.                      COMMON   458140100     1992         65491 SH       SOLE                                       65491
Int'l Bsns. Machine              COMMON   459200101     2853         27433 SH       SOLE                                       27433
IBM Med Term Nts 4/12/04         CONVERT  45920QCG7      396           385 PRN      SOLE                                         385
Intertan Inc                     COMMON   461120107      542         47787 SH       SOLE                                       47787
Johnson & Johnson Co             COMMON   478160104     2281         35115 SH       SOLE                                       35115
Kinder Morgan 11/01/10           CONVERT  494550AG1      954           925 PRN      SOLE                                         925
Kinder Morgan Inc. Kans          COMMON   49455P101      266          5500 SH       SOLE                                        5500
Liberty Media Corp               COMMON   530718105     1183         93605 SH       SOLE                                       93605
Marriott Intl Inc                COMMON   571903202      893         19867 SH       SOLE                                       19867
MA Cons Ln Ser A 2/01/07         CONVERT  575826KL5      534           500 PRN      SOLE                                         500
MA Wtr Poll Tr 2/01/20           CONVERT  57604PGK4      486           500 PRN      SOLE                                         500
Medtronic Inc                    COMMON   585055106      754         16684 SH       SOLE                                       16684
Merck & Co.                      COMMON   589331107      342          5933 SH       SOLE                                        5933
Fred Meyer Inc. 3/01/08          CONVERT  592907AB5     1167          1105 PRN      SOLE                                        1105
Microsoft Corp.                  COMMON   594918104     2734         45330 SH       SOLE                                       45330
Minnesota Mining                 COMMON   604059105      207          1800 SH       SOLE                                        1800
Mirant Corp                      COMMON   604675108      876         60655 SH       SOLE                                       60655
JP Morgan Sub 1/15/07            CONVERT  616880BF6      909           880 PRN      SOLE                                         880
Morgan Stanley Insd Muni         COMMON   61745P833      211         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      267         19687 SH       SOLE                                       19687
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
NUVEEN SR 249 TX EX UIT NVUYAU   COMMON   67101A823      360          4000 SH       SOLE                                        4000
NUVEEN SR 251 TX EX UIT NVUYEM   COMMON   67101X104      370          3727 SH       SOLE                                        3727
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      314          3038 SH       SOLE                                        3038
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      307          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      301          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      201          2000 SH       SOLE                                        2000
J.C. Penney 12/15/07             CONVERT  70816FAE3      324           360 PRN      SOLE                                         360
Pepsico Inc.                     COMMON   713448108      604         11719 SH       SOLE                                       11719
Pfizer                           COMMON   717081103     1755         44150 SH       SOLE                                       44150
PR Comwlth Pub 07/01/04          CONVERT  745145N65      528           500 PRN      SOLE                                         500
Putnam Mass II Tax Exmpt Fd Cl B COMMON   74683H101       94         10218 SH       SOLE                                       10218
SBC Communications               COMMON   78387G103      615         16428 SH       SOLE                                       16428
Safeway Inc New                  COMMON   786514208      745         16550 SH       SOLE                                       16550
Schering-Plough                  COMMON   806605101      268          8562 SH       SOLE                                        8562
Schlumberger Ltd.                COMMON   806857108     1392         23671 SH       SOLE                                       23671
Schwab Charles Corp              COMMON   808513105      803         61310 SH       SOLE                                       61310
Interm Muni Fund Smith Barney    COMMON   831802103       95         10000 SH       SOLE                                       10000
Spinal Design RESTRICTED         COMMON   848991238        0         75000 SH       SOLE                                       75000
Sprint Capital Corp 5/1/04       CONVERT  852060AE2      748           780 PRN      SOLE                                         780
The Steak And Shake Company      COMMON   857873103      255         18167 SH       SOLE                                       18167
Sunrise Assisted Living          COMMON   86768K106     1615         59255 SH       SOLE                                       59255
Taiwan Semiconductor             COMMON   874039100      244         11750 SH       SOLE                                       11750
Tellabs, Inc.                    COMMON   879664100      390         37284 SH       SOLE                                       37284
Time Warner 8/15/06              CONVERT  887315AW9      974           910 PRN      SOLE                                         910
Time Warner 9/01/08              CONVERT  88731EAK6      680           665 PRN      SOLE                                         665
Tyco International               COMMON   902124106      237          7345 SH       SOLE                                        7345
US T-Bond 8/15/25 6.875%         CONVERT  912810EV6     1958          1775 PRN      SOLE                                        1775
US T-Bond 8/15/29 6.125%         CONVERT  912810FJ2      331           325 PRN      SOLE                                         325
US T-Note 2/15/04 4.75%          CONVERT  9128275A6      434           425 PRN      SOLE                                         425
Van Kampen Merritt               COMMON   92112M103      226         18000 SH       SOLE                                       18000
Varsity Group Inc                COMMON   922281100      122        127300 SH       SOLE                                      127300
Verizon Comm                     COMMON   92343V104      527         11438 SH       SOLE                                       11438
Viacom Inc Cl B                  COMMON   925524308     2482         51318 SH       SOLE                                       51318
Wal-Mart Stores Inc.             COMMON   931142103     2362         38525 SH       SOLE                                       38525
Washington Post Cl B             COMMON   939640108      425           700 SH       SOLE                                         700
Washington Real Est              COMMON   939653101      230          8013 SH       SOLE                                        8013
Westinghouse Elec 9/01/23        CONVERT  960402AS4      697           675 PRN      SOLE                                         675
Weyerhaeuser Co                  COMMON   962166104      667         10615 SH       SOLE                                       10615
Worldcom Inc.                    COMMON   98157D106      465         69019 SH       SOLE                                       69019
Wyeth (formerly AHP)             COMMON   983024100      971         14795 SH       SOLE                                       14795
NUVEEN SR 145 Insured            COMMON   NUV 145       1579         14850 SH       SOLE                                       14850
PAC Century Cyberworks Ltd.      COMMON   Y6801N134        6         25000 SH       SOLE                                       25000